Income Taxes - Schedule of Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current:
Federal	$ 316	$ 0
State	1	0
Foreign	1	62
Total current	318	62
Deferred:
Federal	0	0
State	0	0
Foreign	0	0
Total deferred	0	0
Total income tax provision	$ 318	$ 62